HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2019
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of assets and liabilities classified as held for sale
The following is a summary of the assets and liabilities that were classified as held for sale as of June 30, 2019 and December 31, 2018:

(US$ Millions)	Jun. 30, 2019	Dec. 31, 2018
Investment properties	$989	$422
Participating loan note	317	—
Equity accounted investments	35	568
Accounts receivable and other assets	5	14
Assets held for sale	1,346	1,004
Debt obligations	763	153
Accounts payable and other liabilities	2	10
Liabilities associated with assets held for sale	$765	$163

Disclosure of reconciliation of changes in assets held for sale
The following table presents the change to the components of the assets held for sale for the six months ended June 30, 2019 and the year ended December 31, 2018:

(US$ Millions)	Jun. 30, 2019	Dec. 31, 2018
Balance, beginning of period	$1,004	$1,433
Reclassification to assets held for sale, net	1,549	2,382
Disposals	(1,245)	(2,819)
Fair value adjustments	33	81
Foreign currency translation	5	(32)
Other	—	(41)
Balance, end of period	$1,346	$1,004